Acquisitions	12 Months Ended
Dec. 31, 2018
Acquisitions [Abstract]
Acquisitions

Note 6. Acquisitions

Acquisitions have been accounted for using the acquisition method, and, accordingly, the results of operations of the acquired businesses have been included in the accompanying consolidated and combined financial statements since their dates of acquisition. The assets and liabilities of these businesses were recorded in the financial statements at their estimated fair values as of the acquisition dates.

No acquisitions occurred during the years ended December 31, 2018 or 2017.

On June 27, 2016, we acquired OneGuard for a total purchase price of $61 million. We recorded goodwill of $57 million and other intangibles, primarily customer relationships, of $15 million related to this acquisition.

On November 30, 2016, we acquired Landmark for a total purchase price of $39 million. We recorded goodwill of $37 million and other intangibles, primarily customer relationships, of $13 million related to this acquisition.

The weighted-average useful life for each class of definite-lived intangible asset recorded for both the OneGuard and Landmark acquisitions was five years.

Supplemental cash flow information regarding our acquisitions is as follows:

Year Ended
December 31,
(In millions)	2016
Assets acquired	$140
Liabilities assumed	(40)
Net assets acquired	$101
Net cash paid	$87
Seller financed debt	14
Purchase price	$101